UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549
                   Form 13F
              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [   ] ; Amendment Number:

  This Amendment (Check only one.):  [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wedgewood Partners, Inc.
Address: 9909 Clayton Road
         Suite 103
         St. Louis, Missouri 63124

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Rolfe
Title:    Chief Investment Officer
Phone:    314-567-6407

Signature, Place, and Date of Signing:

/s/ David A. Rolfe    St. Louis, MO    02/13/2012




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

List of Other Managers Reporting for this Manager:  NONE



                FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:  NONE

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $2,159,631,403


List of Other Included managers Reporting for this Manager:  NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express                COM              25816109    87358  1519798 SH       SOLE                   353519   373000   793279
Apple Computer                  COM              37833100   213674   401515 SH       SOLE                    91743    98000   211772
Berkshire Hathaway              COM              84670702   169631  1891093 SH       SOLE                   459558   445000   986535
Charles Schwab                  COM             808513105    98898  6887034 SH       SOLE                  1633834  1656000  3597200
Coach                           COM             189754104    88150  1587994 SH       SOLE                   377358   412000   798636
Cognizant Technology            COM             192446102   111400  1507856 SH       SOLE                   359883   386000   761973
Cummins                         COM             231021106   130906  1208181 SH       SOLE                   288629   299000   620552
EMC                             COM             268648102    73753  2915146 SH       SOLE                   651319   728000  1535827
Expeditors International        COM             302130109    80065  2024410 SH       SOLE                   465071   533000  1026339
Express Scripts                 COM             302182100   113937  2109953 SH       SOLE                   495480   519000  1095473
Gilead Sciences                 COM             375558103    85283  1161109 SH       SOLE                   274566   299000   587543
Google                          COM             38259P508   129716   183375 SH       SOLE                    44096    44000    95279
Monster Beverage                COM             611740101    58912  1114919 SH       SOLE                   267811   308000   539108
National Oilwell Varco          COM             637071101    55736   815448 SH       SOLE                   194089   225000   396359
Perrigo                         COM             713448108    61009   586457 SH       SOLE                   133374   154000   299083
Priceline                       COM             741503106    64973   104729 SH       SOLE                    25495    30000    49234
Qualcomm                        COM             747525103   134045  2166917 SH       SOLE                   518354   506000  1142563
Schlumberger                    COM             469814107    75621  1091218 SH       SOLE                   254327   277000   559891
Stericycle                      COM             858912108    65316   700217 SH       SOLE                   150498   201000   348719
Varian Medical Systems          COM             92220P105   103942  1479809 SH       SOLE                   352381   368000   759428
Verisk Analytics                COM             92345Y106    74445  1460561 SH       SOLE                   343412   380000   737149
Visa                            COM             92826C839    82859   546634 SH       SOLE                   126533   138000   282101